Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Regulatory Matters
Schedule of capital amounts and ratios

					Minimum
					To Be "Well-
			Minimum		Capitalized"		Well-Capitalized
			For Capital		Under Prompt		With Buffer, Fully
	Actual		Adequacy Purposes		Corrective Provisions		Phased in for 2019
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2019
Total Core Capital (to Risk-Weighted Assets)	$30,780	15.32%	≥$16,075	≥8.0%	≥$20,093	≥10.0%	≥$21,098	≥10.5%
Tier 1 Capital (to Risk-Weighted Assets)	29,139	14.50	≥12,056	≥6.0	≥16,075	≥8.0	≥17,079	≥8.5
Tier 1 Common Equity (to Risk-Weighted Assets)	29,139	14.50	≥9,042	≥4.5	≥13,061	≥6.5	≥14,065	≥7.0
Tier 1 Capital (to Assets)	29,139	9.01	≥12,938	≥4.0	≥16,172	≥5.0	≥16,172	≥5.0
As of December 31, 2018:
Total Core Capital (to Risk-Weighted Assets)	$30,896	15.70%	≥$14,927	≥8.0%	≥$18,658	≥10.0%	≥$20,665	≥10.5%
Tier 1 Capital (to Risk-Weighted Assets)	29,335	14.91	≥11,808	≥6.0	≥14,927	≥8.0	≥16,729	≥8.5
Tier 1 Common Equity (to Risk-Weighted Assets)	29,335	14.91	≥8,856	≥4.5	≥12,128	≥6.5	≥13,777	≥7.0
Tier 1 Capital (to Assets)	29,335	9.07	≥12,938	≥4.0	≥15,216	≥5.0	≥16,173	≥5.0